MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES

NOTE 4:          MARKETABLE SECURITIES

The following table summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2022. As of December 31, 2021 the Company did not hold any marketable securities.

	As of December 31, 2022
	Amortized cost	Gross unrealized losses	Gross unrealized gains	Fair Value

U.S. Treasuries	$68,084	$(64)	$86	$68,106
U.S. Government Agencies	17,426	(30)	19	17,415

Total	$85,510	$(94)	$105	$85,521

The following table summarizes the amortized cost and fair value of available-for-sale marketable securities as of December 31, 2022 by contractual years-to maturity:

	As of December 31, 2022
	Amortized cost	Fair Value

Due within one year	$42,214	$42,187
Due between one and three years	43,296	43,334

Total	$85,510	$85,521